SHORT-TERM BORROWINGS - Schedule of Short-Term Borrowings from Financial Institutions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 8,982,918	$ 8,293,890	¥ 60,950,000	¥ 58,000,000
Longwan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 434,776		¥ 2,950,000
Issuance Date	May 18, 2026
Expiration Date	May 17, 2027
Interest	0.00%		0.00%
Bank of Wenzhou [Member]
Short-Term Debt [Line Items]
Amount	$ 1,694,890	$ 1,644,478	¥ 11,500,000	¥ 11,500,000
Issuance Date	Oct. 30, 2025	Oct. 30, 2025
Expiration Date	Oct. 28, 2026	Oct. 28, 2026
Interest	4.25%	4.25%	4.25%	4.25%
Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 1,473,818	$ 1,429,981	¥ 10,000,000	¥ 10,000,000
Issuance Date	Jan. 17, 2026	Jan. 17, 2025
Expiration Date	Jan. 12, 2027	Jan. 16, 2026
Interest	2.70%	2.70%	2.70%	2.70%
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 957,981	$ 929,488	¥ 6,500,000	¥ 6,500,000
Issuance Date	Feb. 27, 2026	Mar. 20, 2025
Expiration Date	Feb. 27, 2027	Mar. 20, 2026
Interest	2.80%	2.80%	2.80%	2.80%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 1,473,818	$ 1,429,981	¥ 10,000,000	¥ 10,000,000
Issuance Date	Sep. 29, 2025	Sep. 29, 2025
Expiration Date	Sep. 20, 2026	Sep. 20, 2026
Interest	2.85%	2.85%	2.85%	2.85%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 2,947,635	$ 2,859,962	¥ 20,000,000	¥ 20,000,000
Issuance Date	Sep. 29, 2025	Sep. 29, 2025
Expiration Date	Sep. 20, 2026	Sep. 20, 2026
Interest	2.65%	2.65%	2.65%	2.65%